Redeemable Series A-1 Preferred Stock - Additional Information (Detail) - USD ($)				3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 27, 2020	Jul. 26, 2020	Apr. 13, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 30, 2020	Oct. 31, 2018	Oct. 19, 2018
Temporary Equity [Line Items]
Share price				$ 16.36			$ 27.30			$ 16.36	$ 27.30
Payment for redemption of outstanding shares	$ 131,800,000									$ 131,821,000
Common stock shares sold under IPO	1,786,739											42,415
Accretion of dividends													$ 932,000
Percentage of dividends accrued			14.20%
Fair value changes in the contingent put option				$ (26,265,000)						(19,240,000)		$ 7,100,000
Temporary equity, issuance cost										$ 2,925,000	$ 29,000
Maximum
Temporary Equity [Line Items]
Share price												$ 31.60	$ 24.00
Minimum
Temporary Equity [Line Items]
Share price												$ 24.00	$ 18.00
Redeemable Series A-1 Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares issued				0						0		12,000	12,000			12,000
Temporary equity, par value per share				$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Warrants to purchase common stock														534,240	534,240	534,240
Temporary equity, liquidation preference per share												$ 10,000				$ 10,000
Temporary equity, maturity month and year			2024-10
Temporary equity, penalty term			3 years
Temporary equity, penalty term upon full exercise of warrant			2 years
Percentage of dividend payable in cash			1.00%
Total accreted value		$ 40,800,000		$ 6,542,000	$ 5,644,000	$ 5,415,000	$ 5,030,000	$ 4,777,000	$ 4,534,000			$ 19,616,000	$ 3,605,000
Accretion of dividends		$ 24,300,000
Temporary equity, covenant description										The Redeemable Series A-1 Preferred Stock contained restrictive covenants. As of December 31, 2019, the Company was subject to a consolidated total leverage ratio (including the outstanding principal and accrued dividend on the Redeemable Series A-1 Preferred Stock) limit of less than 10.0 times as of the end of any fiscal quarter ending until maturity. The Company was in compliance with the covenants as of December 31, 2019.		The Redeemable Series A-1Preferred Stock contains restrictive covenants. As of December 31, 2019 and 2018, the Company was subject to a consolidated total leverage ratio (including the outstanding principal and accrued dividend on the Redeemable Series A-1 Preferred Stock) to be lower than 10.0 times as of the end of any fiscal quarter ending until maturity. The Company was in compliance with the covenants as of December 31, 2019 and 2018.
Percentage of dividends accrued										15.00%		15.00%
Percentage of dividend payable in cash										14.20%		14.20%
Accrued and unpaid dividends												$ 21,900,000	3,400,000
Fair value changes in the contingent put option	$ 12,100,000											$ 7,100,000
Changes in fair value				$ 26,300,000						$ 19,200,000
Proceeds from issuance of temporary equity													120,000,000
Temporary equity, issuance cost													1,600,000
Warrants issued													$ 12,800,000
Redeemable Series A-1 Preferred Stock | Maximum
Temporary Equity [Line Items]
Temporary equity, aggregate amount of redemption requirement			$ 50,000,000
Percentage of accumulated dividends payable in common stock upon IPO			50.00%
Share price			$ 31.60
Percentage of dividend payable in cash			15.00%
Redeemable Series A-1 Preferred Stock | Minimum
Temporary Equity [Line Items]
Percentage of dividend payable in cash			9.00%